Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 29, 2023	Dec. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 29, 2017	Dec. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
C000014124 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		The Merger Fund® (Class A/MERFX) at POP
Account Value	[1],[2]	$ 12,741.8818	$ 12,741.8818	$ 12,741.8818	$ 12,338.04524	$ 11,843.40846	$ 11,760.27994	$ 11,782.83376	$ 11,235.43692	$ 10,602.97604	$ 9,847.031286	$ 9,617.413032	$ 9,372.537951	$ 9,450
Average Annual Return, Percent	[1],[2]	(2.41%)	1.39%	2.45%
C000014124 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		The Merger Fund® (Class A/MERFX) at NAV
Average Annual Return, Percent	[3]	3.27%	2.55%	3.03%
C000129310 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		The Merger Fund® (Class I/MERIX) at NAV
Account Value	[4]	$ 138,936.814	$ 138,936.814	$ 138,936.814	134,180.887	128,387.5353	127,107.3925	126,985.5833	120,770.1718	113,595.8758	105,204.6265	102,403.0986	99,475.80873	100,000
Average Annual Return, Percent	[4]	3.54%	2.84%	3.34%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,431.77376	$ 11,431.77376	$ 11,431.77376	11,290.61379	10,699.07906	12,299.22354	12,491.85435	11,619.61249	10,687.97385	10,686.75922	10,321.19946	10,054.99555	10,000
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
ICE BofA U S Treasury Bill 3 Month Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Treasury Bill 3 Month Index
Account Value		$ 11,914.17563	$ 11,914.17563	$ 11,914.17563	$ 11,319.72766	$ 10,779.15893	$ 10,624.51796	$ 10,619.29752	$ 10,548.93033	$ 10,313.73083	$ 10,123.95691	$ 10,038.0308	$ 10,005.30469	$ 10,000
Average Annual Return, Percent		5.25%	2.46%	1.77%

[1]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[2]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[3]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[4]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.